Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Information by Major Geographic Area

Information by major geographic area as of and for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2010	2009
	(Millions of yen)
Net sales:
Japan	¥694,450	¥695,749	¥702,344
Americas	961,955	1,023,299	894,154
Europe	1,113,065	1,172,474	995,150
Asia and Oceania	787,963	815,379	617,553

Total	¥3,557,433	¥3,706,901	¥3,209,201

Long-lived assets:
Japan	¥1,070,412	¥1,104,949	¥1,205,887
Americas	85,824	69,034	59,273
Europe	83,296	108,160	44,875
Asia and Oceania	89,334	72,846	77,146

Total	¥1,328,866	¥1,354,989	¥1,387,181

Business Segment
Geographic Supplemental Information

Information about operating results and assets for each segment as of and for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Office	Consumer	Industry and Others	Corporate and eliminations	Consolidated
	(Millions of yen)
2011:
Net sales:
External customers	¥1,912,112	¥1,311,023	¥334,298	¥—	¥3,557,433
Intersegment	5,831	1,021	86,565	(93,417)	—

Total	1,917,943	1,312,044	420,863	(93,417)	3,557,433
Operating cost and expenses	1,658,678	1,100,750	396,563	23,371	3,179,362

Operating profit	¥259,265	¥211,294	¥24,300	¥(116,788)	¥378,071

Total assets	¥821,782	¥452,809	¥362,638	¥2,293,498	¥3,930,727
Depreciation and amortization	93,196	45,609	29,685	92,853	261,343
Capital expenditures	53,888	48,192	37,648	122,753	262,481

2010:
Net sales:
External customers	¥1,978,945	¥1,389,622	¥338,334	¥—	¥3,706,901
Intersegment	8,324	1,705	94,624	(104,653)	—

Total	1,987,269	1,391,327	432,958	(104,653)	3,706,901
Operating cost and expenses	1,693,947	1,153,262	442,789	29,351	3,319,349

Operating profit (loss)	¥293,322	¥238,065	¥(9,831)	¥(134,004)	¥387,552

Total assets	¥855,893	¥414,022	¥307,029	¥2,406,876	¥3,983,820
Depreciation and amortization	103,548	41,665	37,387	93,593	276,193
Capital expenditures	53,115	36,266	27,105	77,061	193,547

2009:
Net sales:
External customers	¥1,635,056	¥1,299,194	¥274,951	¥—	¥3,209,201
Intersegment	10,020	1,966	83,047	(95,033)	—

Total	1,645,076	1,301,160	357,998	(95,033)	3,209,201
Operating cost and expenses	1,415,680	1,117,668	433,954	24,844	2,992,146

Operating profit (loss)	¥229,396	¥183,492	¥(75,956)	¥(119,877)	¥217,055

Total assets	¥745,646	¥437,160	¥359,635	¥2,305,116	¥3,847,557
Depreciation and amortization	90,878	48,701	60,770	115,044	315,393
Capital expenditures	96,718	27,503	25,644	108,387	258,252

Geographical Segment
Geographic Supplemental Information

The following information is based on the location of the Company and its subsidiaries as of and for the years ended December 31, 2011, 2010 and 2009. In addition to the disclosure requirements under U.S. GAAP, Canon discloses this information in order to provide financial statements users with useful information.

	Japan	Americas	Europe	Asia and Oceania	Corporate and eliminations	Consolidated
	(Millions of yen)
2011:
Net sales:
External customers	¥807,883	¥952,833	¥1,109,256	¥687,461	¥—	¥3,557,433
Intersegment	1,873,157	16,217	4,681	744,179	(2,638,234)	—

Total	2,681,040	969,050	1,113,937	1,431,640	(2,638,234)	3,557,433
Operating cost and expenses	2,273,336	948,593	1,069,489	1,388,580	(2,500,636)	3,179,362

Operating profit	¥407,704	¥20,457	¥44,448	¥43,060	¥(137,598)	¥378,071

Total assets	¥1,236,468	¥250,131	¥427,030	¥442,263	¥1,574,835	¥3,930,727

2010:
Net sales:
External customers	¥854,208	¥1,008,200	¥1,163,452	¥681,041	¥—	¥3,706,901
Intersegment	1,974,591	7,975	3,489	723,423	(2,709,478)	—

Total	2,828,799	1,016,175	1,166,941	1,404,464	(2,709,478)	3,706,901
Operating cost and expenses	2,398,439	993,310	1,126,521	1,357,663	(2,556,584)	3,319,349

Operating profit	¥430,360	¥22,865	¥40,420	¥46,801	¥(152,894)	¥387,552

Total assets	¥1,321,572	¥251,587	¥472,785	¥421,250	¥1,516,626	¥3,983,820

2009:
Net sales:
External customers	¥827,762	¥871,633	¥991,336	¥518,470	¥—	¥3,209,201
Intersegment	1,714,375	1,263	919	534,147	(2,250,704)	—

Total	2,542,137	872,896	992,255	1,052,617	(2,250,704)	3,209,201
Operating cost and expenses	2,288,471	860,863	964,606	1,019,208	(2,141,002)	2,992,146

Operating profit	¥253,666	¥12,033	¥27,649	¥33,409	¥(109,702)	¥217,055

Total assets	¥1,386,511	¥198,094	¥378,477	¥384,795	¥1,499,680	¥3,847,557